RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2021 and 2020.

A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2021	2020
	(In thousands)

Balance at beginning of year	$2,416	$13,077
New loans and advances	5,722	417
Repayments	(1,259)	(11,078)
Balance at end of year	$6,879	$2,416

We had $1.9 million and $1.74 million in loan commitments to directors and executive officers at December 31, 2021 and 2020, respectively. Of these, commitments of $0.02 million and $0.04 million were outstanding at December 31, 2021 and 2020, respectively, and included in the table above.

Deposits held by us for directors and executive officers totaled $3.4 million and $2.0 million at December 31, 2021 and 2020, respectively.